Investments (Tables)	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Financial information of the company's proportionate interest in equity-accounted investees	Principal Place Proportion of Ownership Interest of Business and and Voting Rights Held (%) Carrying Amount Name Principal Activity Incorporation 2022 2021 2022 2021 Equity-accounted investees Profertil Nitrogen producer Argentina 50 50 453 277 Canpotex Marketing and logistics of potash Canada 50 50 ‐ ‐ Other associates and joint ventures 190 182 Total equity-accounted investees 643 459 Investments at FVTOCI Sinofert Fertilizer supplier and distributor China/Bermuda 22 22 190 234 Other 10 10 Total investments at FVTOCI 200 244 Total investments 843 703